The following tables disaggregate our revenue by major source for the year ended June 30, 2021 and 2020, respectively: (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Total Revenues	$ 14,328,326	$ 20,599,228
Non Related Parties [Member]
Product Information [Line Items]
Total Revenues	13,203,190	17,470,966
Related Parties [Member]
Product Information [Line Items]
Total Revenues	0	713,008
Battery Related Equipments [Member]
Product Information [Line Items]
Total Revenues	1,084,082	0
Portable Power Banks [Member]
Product Information [Line Items]
Total Revenues	0	1,709,799
Service [Member]
Product Information [Line Items]
Total Revenues	$ 41,054	$ 705,455